Tax and employee-related liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax And Employee-Related Liabilities [Abstract]
Employee-related liabilities	€ 12,642	€ 13,107
Social security and other taxes	6,913	6,350
BALANCE AS AT DECEMBER 31	19,555	19,458
Less non-current portion	0	0
CURRENT PORTION	€ 19,555	€ 19,458